Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
Note 18.	Transactions with Related Parties

The Company has entered into transactions with related parties. A related party is a director, an executive officer, a person known by the Company to be the beneficial owner of more than 5% of the Company's common stock (a "5% stockholder"), or a person known by the Company to be an immediate family member of any of the foregoing. Such transactions were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other customers, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features.

Aggregate loan transactions with related parties were as follows:

	2015	2014

Balance, beginning	$2,783,549	$2,954,100
New loans	1,844,293	698,101
Repayments	(1,914,619)	(868,652)
Balance, ending	$2,713,223	$2,783,549

Deposit transactions with related parties at December 31, 2015 and 2014 were insignificant.